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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-01494
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                     GENERAL ELECTRIC S&S PROGRAM MUTUAL FUND
-----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
-----------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 800-242-0134
                                        ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  03/31/08
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

S&S PROGRAM MUTUAL

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - MARCH 31, 2008 (UNAUDITED)

                                                  NUMBER OF
                                                    SHARES                              VALUE
------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 99.0%
------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 9.4%
Bed Bath & Beyond, Inc.                              1,632                        $    48,154 (a)
Cablevision Systems Corp.                              449                              9,610 (a)
Carnival Corp.                                         742                             30,024
Comcast Corp. (Class A)                              3,816                             72,392
Darden Restaurants, Inc.                                82                              2,682
Kohl's Corp.                                           193                              8,261 (a)
Liberty Global, Inc. (Series C)                        380                             12,350 (a)
Liberty Media Entertainment Corp.                      803                             18,191 (a)
(Series A)
Lowe's Companies, Inc.                               1,113                             25,527
News Corp. (Class A)                                   821                             15,401
Omnicom Group, Inc.                                  1,621                             71,628
Staples, Inc.                                          493                             10,893
The Cheesecake Factory                                 197                              4,302 (a)
The Walt Disney Co.                                    265                              8,318
Time Warner, Inc.                                    3,060                             42,898
Viacom Inc. (Class B)                                  276                             10,947 (a)
                                                                                      391,578

CONSUMER STAPLES - 11.1%
Alberto-Culver Co.                                     545                             14,928
Clorox Co.                                             317                             17,975
Colgate-Palmolive Co.                                  569                             44,343
Diageo PLC ADR                                          99                              8,038
General Mills, Inc.                                    726                             43,440
Kimberly-Clark Corp.                                   863                             55,685
McCormick & Company, Inc.                              692                             25,599
Nestle S.A. ADR                                        133                             16,603
PepsiCo, Inc.                                        1,527                            110,250
Procter & Gamble Co.                                   627                             43,943
Sara Lee Corp.                                         597                              8,351
The Coca-Cola Co.                                       97                              5,909
The Estee Lauder Companies Inc. (Class A)              441                             20,200
Wal-Mart Stores, Inc.                                  925                             48,706
                                                                                      463,970

ENERGY - 10.9%
Apache Corp.                                           187                             22,555
Devon Energy Corp.                                     292                             30,452
Exxon Mobil Corp.                                    1,133                             95,794
Halliburton Co.                                        556                             21,880
Hess Corp.                                             499                             44,005
Marathon Oil Corp.                                     681                             31,050
Nabors Industries Ltd.                                 224                              7,565 (a)
National Oilwell Varco, Inc.                            56                              3,270 (a)
Schlumberger Ltd.                                      868                             75,516
Suncor Energy, Inc.                                    341                             32,853
Transocean, Inc.                                       679                             91,841
                                                                                      456,781

FINANCIALS - 13.2%
ACE Ltd.                                               398                             21,907
Allstate Corp.                                         313                             15,044
American Express Co.                                   318                             13,913
American International Group, Inc.                   1,394                             60,275
Ameriprise Financial, Inc.                             253                             13,099
AON Corp.                                              407                             16,360
Bank of America Corp.                                  299                             11,323
Bank of New York Mellon Corp.                          560                             23,371
Berkshire Hathaway, Inc. (Class B)                       1                              3,314 (a)
BlackRock, Inc.                                         37                              7,623
CB Richard Ellis Group, Inc. (Class A)                 909                             19,665 (a)
Chubb Corp.                                            385                             19,028
Citigroup, Inc.                                      1,727                             36,985
Federal Home Loan Mortgage Corp.                       485                             12,290
Federal National Mortgage Assoc.                       781                             20,558
Goldman Sachs Group, Inc.                              176                             29,061
HCC Insurance Holdings, Inc.                           255                              5,791
JP Morgan Chase & Co.                                1,237                             53,111
Marsh & McLennan Companies, Inc.                       261                              6,364
Metlife, Inc.                                          848                             51,125
State Street Corp.                                     962                             75,999 (e)
SunTrust Banks, Inc.                                   355                             19,554
US Bancorp.                                            422                             13,668
Wachovia Corp.                                         187                              5,057
                                                                                      554,485

HEALTHCARE - 13.2%
Abbott Laboratories                                    823                             45,373 (h)
Aetna, Inc.                                            690                             29,025
Amgen, Inc.                                          2,034                             84,975 (a)
Baxter International, Inc.                             436                             25,231
Boston Scientific Corp.                              1,821                             23,434 (a)
Bristol-Myers Squibb Co.                               635                             13,520
Covidien Ltd.                                          546                             24,181
DaVita, Inc.                                           269                             12,835 (a)
Genentech Inc.                                         556                             45,091 (a)
Gilead Sciences, Inc.                                  481                             24,788 (a)
GlaxoSmithKline PLC ADR                                 75                              3,170
Hologic, Inc.                                          149                              8,304 (a)
Johnson & Johnson                                      368                             23,867
McKesson Corp.                                         299                             15,643
Medtronic, Inc.                                        687                             33,249
Merck & Company, Inc.                                  590                             22,406
Resmed, Inc.                                           470                             19,802 (a)
Thermo Fisher Scientific, Inc.                         114                              6,496 (a)
UnitedHealth Group, Inc.                             1,515                             52,038
Wyeth                                                  929                             38,783
                                                                                      552,211

INDUSTRIALS - 9.2%
ABB Ltd. ADR                                           494                             13,305
CAE, Inc.                                            2,087                             23,657
Cooper Industries Ltd.                                 700                             28,088
Deere & Co.                                            138                             11,112
Dover Corp.                                            537                             22,434
Eaton Corp.                                            311                             24,797
Emerson Electric Co.                                   599                             30,837
General Dynamics Corp.                                 443                             36,912
Hexcel Corp.                                           503                              9,618 (a)
Honeywell International Inc.                           236                             13,287
ITT Corp.                                              246                             12,767
Koninklijke Philips Electronics N.V.                   146                              5,584
Monster Worldwide, Inc.                                505                             12,229 (a)
Rockwell Collins, Inc.                                  49                              2,825
Siemens AG ADR                                          37                              4,067
Suntech Power Holdings Company Ltd. ADR                119                              4,846 (a)
3M Co.                                                 123                              9,752
Textron, Inc.                                        1,299                             72,015
United Technologies Corp.                              672                             46,267
                                                                                      384,399

INFORMATION TECHNOLOGY - 23.5%
Affiliated Computer Services, Inc.                     220                             11,038 (a)
(Class A)
Analog Devices, Inc.                                   510                             15,046
Apple Computer, Inc.                                    49                              6,965 (a)
Automatic Data Processing, Inc.                        468                             19,828
Cisco Systems, Inc.                                  5,056                            121,788 (a)
Corning Incorporated                                   927                             22,275
Dell, Inc.                                             139                              2,769 (a)
Fidelity National Information Services,                524                             19,982
Inc.
Google, Inc. (Class A)                                  26                             11,512 (a)
Hewlett-Packard Co.                                    975                             44,540
Intel Corp.                                          4,116                             87,172
International Business Machines Corp.                  367                             42,301
Intuit Inc.                                          1,212                             32,730 (a)
Iron Mountain Incorporated                             448                             11,846 (a)
Lam Research Corp.                                     190                              7,278 (a)
Maxim Integrated Products, Inc.                        575                             11,715
Microchip Technology Inc.                              311                             10,185
Microsoft Corp.                                      4,104                            116,478
Molex, Inc. (Class A)                                  815                             17,821
National Semiconductor Corp.                           568                             10,413
Oracle Corp.                                         4,036                             78,954 (a)
Paychex, Inc.                                        1,236                             42,332
QUALCOMM, Inc.                                       2,014                             82,584
Research In Motion Ltd.                                268                             30,039 (a)
Salesforce.com, Inc.                                    71                              4,078 (a)
Taiwan Semiconductor Manufacturing                   1,195                             12,270
Company Ltd. ADR
Texas Instruments Incorporated                         653                             18,471
Western Union Co.                                    2,915                             61,992
Yahoo! Inc.                                          1,013                             29,299 (a)
                                                                                      983,701

MATERIALS - 4.0%
Alcoa, Inc.                                            332                             11,983
Allegheny Technologies Incorporated                    545                             38,886
Barrick Gold Corp.                                     682                             29,635
Freeport-McMoRan Copper & Gold, Inc.                   198                             19,038
Monsanto Co.                                           385                             42,964
Praxair, Inc.                                          181                             15,280
Vulcan Materials Co.                                   120                              7,957
                                                                                      165,743

TELECOMMUNICATION SERVICES - 2.1%
AT&T, Inc.                                             235                              9,009
NII Holdings Inc. (Class B)                          1,149                             36,525 (a)
Verizon Communications, Inc.                           960                             34,980
Vodafone Group, PLC ADR                                224                              6,611
                                                                                       87,125

UTILITIES - 2.4%
American Electric Power Company, Inc.                  198                              8,238
Constellation Energy Group, Inc.                        82                              7,250
Dominion Resources, Inc.                               976                             39,875
Edison International                                   261                             12,812
Entergy Corp.                                          105                             11,403
FPL Group, Inc.                                        202                             12,687
PG&E Corp.                                             196                              7,230
                                                                                       99,495

TOTAL INVESTMENT IN SECURITIES                                                      4,139,488
(COST $4,111,455)


                                                            PRINCIPAL
                                                              AMOUNT            VALUE
------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.5%
------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 0.5%
State Street Corp.
1.25%                                     04/01/08         $22,546,548       $   22,547 (e)
(COST $22,547)

TOTAL INVESTMENTS                                                             4,162,035
(COST $4,134,002)

OTHER ASSETS AND LIABILITES, NET - 0.5%                                          19,758

                                                                             ----------
NET ASSETS  - 100.0%                                                         $4,181,793
                                                                             ==========

NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - March 31, 2008 (unaudited)
--------------------------------------------------------------------------------


(a)      Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to $153,173 or 5.98% of net assets for the GE S&S Income Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)      Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At March 31, 2008, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at March 31, 2008.

(j)      All or a portion of the security is out on loan.

(k) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(l)      Illiquid Securities

+ Percentages are based on net assets as of March 31, 2008.



Abbreviations:

ADR         American Depository Receipt
REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
STRIPS      Separate Trading of Registered Interest and Principal of Security
TBA         To be announced


The funds adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the funds' investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the funds.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the funds; 2)quoted prices for identical or similar securities to those of the funds that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments,such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.


S&S Program Mutual Fund


		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$4,139,488      $22,547       $-            $4,162,034
Other Financial
   Instruments  $-              $-	      $-	    $-

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/07			$-       	$-
   Accrued discounts/premiums		$-      	$-
   Realized gain (loss)			$-      	$-
   Change in unrealized appreciation
                         (depreciation)	$-       	$-
   Net purchases (sales)		$-      	$-
   Net transfers in and out of Level 3  $-      	$-
Balance at 3/31/08			$-      	$-


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S Program Mutual Fund

By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 30, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 30, 2008


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, S&S Funds

Date:  May 30, 2008